Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss) for the year	[1]	$ 1,229	$ 15,880	$ (1,357)
Items that may be reclassified subsequently to profit or loss
Currency translation differencesa	[2]	(1,292)	585	(3,786)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assetsa	[2]	1,004	(2)	10,759
Cash flow hedges marked to market		155	1,065	(825)
Cash flow hedges reclassified to the income statement		(686)	(428)	1,502
Costs of hedging marked to market		(2)	(67)	61
Costs of hedging reclassified to the income statement		(2)	(11)	25
Share of items relating to equity-accounted entities, net of tax		(12)	(192)	402
Income tax relating to items that may be reclassified		48	(10)	(334)
Total items that may be reclassified subsequently to profit or loss		(787)	940	7,804
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		(360)	(2,262)	340
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(47)	51	0
Income tax relating to items that will not be reclassifieda	[2]	734	745	68
Cash flow hedges that will subsequently be transferred to the balance sheet		(1)	15	(4)
Total items that will not be reclassified to profit or loss		326	(1,451)	404
Other comprehensive income	[1]	(461)	(511)	8,208
Total comprehensive income	[1]	768	15,369	6,851
Attributable to
bp shareholders		7	14,702	5,782
Non-controlling interests		$ 761	$ 667	$ 1,069

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.